NOTE 12 - EQUITY	12 Months Ended
Jun. 30, 2018
Notes
NOTE 12 - EQUITY

NOTE 12 – EQUITY

Common shares

Dogness was established under the laws of BVI on July 11, 2016. The original authorized number of common stock was 15,000,000 shares with par value of $0.002 each.  On March 20, 2017, the Company closed a non-brokered private placement (the “Private Placement”). Mr. Silong Chen, the founding shareholder of the Company, sold his 5,931,000 common shares of the Company to total of nine unrelated Private Placement investors for aggregated proceeds of $18,843,000 at an average price of $3.18 per share. After the Private Placement, Mr. Silong Chen, the founding shareholder of the Company owns 60.46% equity interest of the Company. On April 26, 2017, Shareholders of the Company held a meeting (the “Meeting”) and approved the following resolutions: (i) increase the authorized number of Common stock to 100,000,000 shares with par value of $0.002 each, of which 15,000,000 were issued and outstanding; and (ii) reclassify the currently issued and outstanding common shares into two classes, Class A Common Shares and Class B Common Shares, which shall have equal economic rights but unequal voting rights, pursuant to which Class A Common Shares will receive one vote each and Class B Common Shares will receive three votes each.  The Meeting approved to reclassify all the shares beneficially owned by Mr. Silong Chen as Class B common shares and all other shares owned by the other shareholders as Class A common shares.  As a result, Mr. Silong Chen owns 9,069,000 Class B Common Shares of par value of $0.002.  The rest of shareholders own an aggregated of 5,931,000 Class A Common Shares of par value of $0.002 each.

Initial Public Offering

On December 18, 2017, the Company completed its initial public offering (“IPO”) of 10,913,631 Class A common shares at a public offering price of $5.00 per share. The gross proceeds were approximately $54.6 million before deducting placement agents' commissions and other offering expenses, resulting in net proceeds of approximately $50.2 million. In connection with the offering, the Company's Class A common shares began trading on the NASDAQ Global Market on December 20, 2017 under the symbol "DOGZ."

As of June 30, 2018, the Company had an aggregate of 25,913,631 common shares outstanding, consisting of 16,844,631 Class A and 9,069,000 Class B common shares.

Cash dividends

In November 2016, the Company’s Board of Directors approved a resolution to pay a cash dividend of RMB 600,259 (equivalent to $90,699) to its shareholder at the time of record, out of the retained earnings balance of Dongguan Jiasheng. This dividend was paid in January 2017.

In December 2016, the Company’s Board of Directors approved another resolution and paid a cash dividend of RMB 17,000,000 (equivalent to $2,568,700) to its shareholder at the time of record, out of the retained earnings balance of HK Dogness.

The Company did not declare a cash dividend for the year ended June 30, 2018.

Public Offering Warrants

In connection with and upon closing of the Public Offering on December 18. 2017, the Company agreed to issue to the underwriters and to register herein warrants to purchase up to a total of up to 500,000 shares of common stock (equal to 5% of the aggregate number of Class A Common Shares sold in this Offering).

The warrants carry a term of three years, and shall be exercisable at any time, and from time to time, in whole or in part, commencing 180 days from the closing of the Public Offering and shall be exercisable at a price equal to $6.25 per share. Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity.

The aggregated fair value of the Public Offering Warrants on December 18. 2017 was $1,099,530.  The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying stock of $5.0; risk free rate of 1.94%; expected term of 3 years; exercise price of the warrants of $6.25; volatility of 74.7%; and expected future dividends of Nil. As of June 30, 2018, 500,000 shares of warrants were issued and outstanding; and none of the warrants has been exercised.

Statutory reserve

The Company’s subsidiaries located in mainland China are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The Company allocated $97,216 to statutory reserves during the year ended June 30, 2018 in accordance with PRC GAAP.  The Company allocated $45,334 to statutory reserves during the year ended June 30, 2017 in accordance with PRC GAAP.  The Company did not allocate any profits to statutory reserves during the year ended June 30, 2016 because all the profits the Company earned for the year ended June 30, 2016 were in Hong Kong, which does not have the statutory reserve requirement. The restricted amounts as determined by the PRC statutory laws totaled $164,367, $67,151 and $21,817 as of June 30, 2018, 2017 and 2016, respectively.